Cash and Cash Equivalents - Details of Cash and Cash Equivalent (Details) - USD ($) $ in Millions	Mar. 31, 2019	Mar. 31, 2018
Cash And Cash Equivalent [Line Items]
Cash	$ 421	$ 418
Deposit accounts	1,631	1,603
Deposits with financial institution	777	1,020
Cash and cash equivalents	2,829	3,041
ANZ Bank, Taiwan
Cash And Cash Equivalent [Line Items]
Cash		1
Axis Bank - Unpaid Dividend Account
Cash And Cash Equivalent [Line Items]
Cash	1
Banamex Bank, Mexico (U.S. Dollar account)
Cash And Cash Equivalent [Line Items]
Cash	4	2
Banamex Bank, Mexico
Cash And Cash Equivalent [Line Items]
Cash	1
Bank of America, USA
Cash And Cash Equivalent [Line Items]
Cash	168	180
Bank of America, Mexico
Cash And Cash Equivalent [Line Items]
Cash	15	4
Bank of Zachodni WBK S.A., Poland
Cash And Cash Equivalent [Line Items]
Cash		3
Bank of Leumni , Israel
Cash And Cash Equivalent [Line Items]
Cash	1
Barclays Bank, UK
Cash And Cash Equivalent [Line Items]
Cash	6	6
BNP Paribas Bank, Norway
Cash And Cash Equivalent [Line Items]
Cash	4	14
China Merchants Bank, China
Cash And Cash Equivalent [Line Items]
Cash		1
Citibank N.A., Australia
Cash And Cash Equivalent [Line Items]
Cash	13	34
Citibank N.A., Brazil
Cash And Cash Equivalent [Line Items]
Cash	5	2
Citibank N.A., China
Cash And Cash Equivalent [Line Items]
Cash	10	18
Citibank N.A., China (U.S. Dollar account)
Cash And Cash Equivalent [Line Items]
Cash	2	1
Citibank N.A., Dubai
Cash And Cash Equivalent [Line Items]
Cash	2	1
Citibank N.A., EEFC (U.S. Dollar account)
Cash And Cash Equivalent [Line Items]
Cash		1
Citibank N.A., Hungary
Cash And Cash Equivalent [Line Items]
Cash		1
Citibank N.A., Japan
Cash And Cash Equivalent [Line Items]
Cash	3	3
Citibank N.A., New Zealand
Cash And Cash Equivalent [Line Items]
Cash		2
Citibank N.A., South Africa
Cash And Cash Equivalent [Line Items]
Cash	3	5
Citibank N.A., Portugal
Cash And Cash Equivalent [Line Items]
Cash	1	1
Citibank N.A., USA
Cash And Cash Equivalent [Line Items]
Cash	1	1
Citibank N.A., Singapore
Cash And Cash Equivalent [Line Items]
Cash	11	1
Deutsche Bank, Belgium
Cash And Cash Equivalent [Line Items]
Cash	2	4
Deutsche Bank, Malaysia
Cash And Cash Equivalent [Line Items]
Cash		1
Citibank N.A., South Korea
Cash And Cash Equivalent [Line Items]
Cash	2
Deutsche Bank, Czech Republic
Cash And Cash Equivalent [Line Items]
Cash	3	2
Citibank N.A., Luxembourg
Cash And Cash Equivalent [Line Items]
Cash	1
Deutsche Bank, Czech Republic (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, Czech Republic (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	3
Deutsche Bank, France
Cash And Cash Equivalent [Line Items]
Cash	3	3
Deutsche Bank, Germany
Cash And Cash Equivalent [Line Items]
Cash	16	16
Deutsche Bank, India
Cash And Cash Equivalent [Line Items]
Cash	6	7
Deutsche Bank, Netherlands
Cash And Cash Equivalent [Line Items]
Cash	5	2
Deutsche Bank, Philippines
Cash And Cash Equivalent [Line Items]
Cash	1	4
Deutsche Bank, Philippines (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash		1
Deutsche Bank, Poland (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, Poland (PLN account)
Cash And Cash Equivalent [Line Items]
Cash	4	3
Deutsche Bank, Singapore
Cash And Cash Equivalent [Line Items]
Cash	2	3
Deutsche Bank, Switzerland
Cash And Cash Equivalent [Line Items]
Cash	5	5
Deutsche Bank, Russia
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, United Kingdom
Cash And Cash Equivalent [Line Items]
Cash	6	12
Deutsche Bank, Russia (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash		1
Deutsche Bank-EEFC (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	3	5
Deutsche Bank-EEFC (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	31	5
Deutsche Bank-EEFC, India (United Kingdom Pound Sterling account)
Cash And Cash Equivalent [Line Items]
Cash	1	1
Deutsche Bank, USA
Cash And Cash Equivalent [Line Items]
Cash	9
ICICI Bank, India
Cash And Cash Equivalent [Line Items]
Cash	6	8
Deutsche Bank, EEFC (Swiss Franc account)
Cash And Cash Equivalent [Line Items]
Cash	1
ICICI Bank-EEFC, India (U.S. dollar account)
Cash And Cash Equivalent [Line Items]
Cash	5	6
ICICI Bank - Unpaid dividend account
Cash And Cash Equivalent [Line Items]
Cash	4	3
Nordbanken, Sweden
Cash And Cash Equivalent [Line Items]
Cash	7	8
ICICI Bank-EEFC, (United Kingdom pound sterling account)
Cash And Cash Equivalent [Line Items]
Cash	1	2
HSBC Bank, United Kingdom
Cash And Cash Equivalent [Line Items]
Cash	3	1
Raiffeisen Bank, Czech Republic
Cash And Cash Equivalent [Line Items]
Cash		1
Royal Bank of Canada, Canada
Cash And Cash Equivalent [Line Items]
Cash	20	26
ICICI Bank, EEFC (Euro account)
Cash And Cash Equivalent [Line Items]
Cash	1
Punjab National Bank, India
Cash And Cash Equivalent [Line Items]
Cash		2
HSBC Bank, India
Cash And Cash Equivalent [Line Items]
Cash	1
Kotak Bank
Cash And Cash Equivalent [Line Items]
Cash	1
Silicon Valley Bank, USA
Cash And Cash Equivalent [Line Items]
Cash	2
Nordea
Cash And Cash Equivalent [Line Items]
Cash	3
Splitska Banka D.D., Societe Generale Group, Croatia
Cash And Cash Equivalent [Line Items]
Cash	2	1
Washington Trust Bank
Cash And Cash Equivalent [Line Items]
Cash	7
Axis Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	134
Bank BGZ BNP Paribas S.A
Cash And Cash Equivalent [Line Items]
Deposit accounts	34	22
Barclays Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	72	31
Canara Bank, India
Cash And Cash Equivalent [Line Items]
Deposit accounts	19	36
Citibank
Cash And Cash Equivalent [Line Items]
Deposit accounts	26	35
Deutsche Bank, AG
Cash And Cash Equivalent [Line Items]
Deposit accounts		4
Deutsche Bank, Poland
Cash And Cash Equivalent [Line Items]
Deposit accounts	18	32
HDFC Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	7	383
HSBC Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	29
ICICI Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	469	568
IDBI Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts		38
IDFC Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	354	230
Indusind Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	80	154
Kotak Mahindra Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	72
South Indian Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	25	69
Washington Trust Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	3
Yes Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts		1
Standard Chartered Bank
Cash And Cash Equivalent [Line Items]
Deposit accounts	289
HDFC Limited, India
Cash And Cash Equivalent [Line Items]
Deposits with financial institution	600	836
LIC Housing Finance Limited
Cash And Cash Equivalent [Line Items]
Deposits with financial institution	$ 177	$ 184